Note 1: Organization, Consolidation and Presentation of Financial Statements: Operating Company (Policies)	6 Months Ended
Nov. 30, 2013
Policies
Operating Company

OPERATING COMPANY

On April 18, 2011, the Company filed a Form 8-K with the United States Securities and Exchange Commission (“SEC”) disclosing that the Company is no longer considered a shell and has completed a workover program on one of its wells. The Company operations are extensively involved in oil and gas operations even though the Company has had limited revenue from the oil and gas operations.